Puerto Rico Residents Tax-Free Fund II, Inc.	Schedule of Investments

November 30, 2025

Principal Amount/ Description		Rate	Maturity	Fair Value
Government Bonds (65.39%)
US Government and Agency Obligations (65.39%)
$ 1,000,000	Federal Farm Credit Banks Funding Corp.(a)	2.090%	06/18/40	$720,865
1,000,000	Federal Home Loan Banks(a)	2.030%	07/27/40	697,359
3,675,000	Federal Home Loan Banks(a),(b)	5.200%	09/28/37	3,665,659
5,010,000	Federal Home Loan Banks(b)	5.500%	07/15/36	5,552,679
1,000,000	Federal Home Loan Banks(a)	5.500%	10/07/44	996,465
1,500,000	Federal Home Loan Banks(a)	5.800%	12/05/44	1,500,307
2,500,000	Federal Home Loan Banks(a),(b)	5.870%	04/10/45	2,510,792
1,000,000	Federal Home Loan Banks(a)	5.875%	10/21/44	1,000,094

				16,644,220

Total Government Bonds
(Cost $17,149,868)				16,644,220

Mortgage-Backed Securities (0.89%)
Fannie Mae Bonds (0.28%)(c)
21,509	Federal National Mortgage Association Pool 589033	6.500%	08/01/31	22,248
10,834	Federal National Mortgage Association Pool 627603	6.500%	11/01/31	11,206
21,555	Federal National Mortgage Association Pool 626649	6.500%	03/01/32	22,296
2,956	Federal National Mortgage Association Pool 536049	7.500%	10/01/30	2,966
11,172	Federal National Mortgage Association Pool 523139	8.000%	04/01/30	11,608

				70,324

Freddie Mac Bonds (0.01%)(d)
2,233	Federal Home Loan Mortgage Corp. Pool D74808	7.500%	09/01/26	2,242

GNMA Bonds (0.38%)(e)
94,257	Government National Mortgage Association Pool 556254	6.500%	08/15/31	97,829

Tax Exempt Notes (0.22%)(f)
9,619	Community Endowment, Inc - collateralized by FN 536020	8.500%	05/01/30	9,887
38,121	Community Endowment, Inc - collateralized by GN 470928	7.000%	06/15/28	38,767
7,788	Community Endowment, Inc - collateralized by GN 515390	7.500%	04/15/30	7,934

				56,588

Total Mortgage-Backed Securities
(Cost $220,046)				226,983

Municipal Bonds (71.92%)
Illinois (5.69%)
1,615,000	City of Chicago, 2012 Series B, General Obligation Unlimited	5.432%	01/01/42	1,447,430

Puerto Rico (66.23%)
5,734,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(g),(h)	0.000%	07/01/46	1,945,258
5,557,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(g),(h)	0.000%	07/01/51	1,377,805

See Notes to Financial Statements.
Annual Report | November 30, 2025	1

Puerto Rico Residents Tax-Free Fund II, Inc.	Schedule of Investments

November 30, 2025

Principal Amount/ Description		Rate	Maturity	Fair Value
Municipal Bonds (71.92%) (continued)
$ 2,767,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(h)	4.329%	07/01/40	$2,693,991
539,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(h)	4.500%	07/01/34	539,144
84,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(h)	4.536%	07/01/53	76,443
272,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(h)	4.550%	07/01/40	270,881
1,998,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(h)	4.750%	07/01/53	1,897,751
2,256,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(h)	4.784%	07/01/58	2,124,630
6,100,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(h)	5.000%	07/01/58	5,932,945

				16,858,848

Total Municipal Bonds
(Cost $18,734,557)				18,306,278

Total Investments (138.20%)
(Cost $36,104,471)				$35,177,481
Liabilities in Excess of Other Assets (-38.20%)				(9,723,954)

NET ASSETS (100.00%)				$25,453,527

(a)	Security may be called before its maturity date.
(b)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(c)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(d)

Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(e)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(f)

Community Endowment - These obligations are collateralized by mortgage-backed securities and the only source of repayment is the collateral. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
	Federal Home Loan Banks
Goldman Sachs(a)	5.200% to 5.870% due 7/15/2036 to 4/10/2045	4.18%	11/20/2025	12/18/2025	$10,334,490	$10,301,000	$10,301,000

(a) Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted.

See Notes to Financial Statements.
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